Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value [Abstract]
Assets and liabilities measured at fair value on a recurring basis
Assets and liabilities measured at fair value under ASC 820 on a recurring basis are summarized below:

	Fair Value Measurements at
	December 31, 2012 Using:

			Significant
		Quoted Prices in	Other	Significant
		Active Markets for	Observable	Unobservable
	Carrying	Identical Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)
(Dollars in thousands)
Securities available-for sale:
U.S. government-sponsored enterprises	$263,108	-	263,108	-
State and political subdivisions	26,457	-	26,457	-
Mortgage-backed securities and collateralized mortgage obligations - residential	518,776	-	518,776	-
Corporate bonds	26,529	-	26,529	-
Small Business Administration-guaranteed participation securities	76,562	-	76,562
Other securities	660	10	650	-
Total securities available-for-sale	$912,092	10	912,082	-

	Fair Value Measurements at
	December 31, 2011 Using:

			Significant
		Quoted Prices in	Other	Significant
		Active Markets for	Observable	Unobservable
	Carrying	Identical Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)
(Dollars in thousands)
Securities available-for sale:
U.S. government-sponsored enterprises	$563,459	-	563,459	-
State and political subdivisions	43,968	-	43,968	-
Mortgage-backed securities and collateralized mortgage obligations - residential	204,023	-	204,023	-
Corporate bonds	96,608	-	96,608	-
Other securities	660	10	650	-
Total securities available-for-sale	$908,718	10	908,708	-

Assets measured at fair value on a non-recurring basis
Assets measured at fair value on a non-recurring basis are summarized below:

	Fair Value Measurements at
	December 31, 2012 Using:

			Significant
		Quoted Prices in	Other	Significant
		Active Markets for	Observable	Unobservable
	Carrying	Identical Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)
(Dollars in thousands)

Other real estate owned	$8,705	-	-	8,705
Impaired Loans:
Commercial real estate	4,690	-	-	4,690
Real estate mortgage - 1 to 4 family:
First mortgages	5,421	-	-	5,421
Home Equity Loans	67	-	-	67
Home Equity Lines of Credit	581	-	-	581

Other real estate owned, which is carried at fair value less costs to sell, approximates $8.7 million at December 31, 2012 and consisted of $4.8 million of commercial real estate and $3.9 million of residential real estate properties. A valuation charge of $1.1 million is included in earnings for the year ended December 31, 2012.

Of the total impaired loans of $26.1 million at December 31, 2012, $10.8 million are collateral dependent and have had a chargeoff taken and are carried at fair value measured on a non-recurring basis. Due to the sufficiency of charge-offs taken on these loans and the adequacy of the underlying collateral, there were no specific valuation allowances for these loans at December 31, 2012. Gross charge-offs related to commercial impaired loans were $2.5 million for the year ended December 31, 2012, while gross residential impaired loan charge-offs amounted to $1.7 million.

	Fair Value Measurements at
	December 31, 2011 Using:

			Significant
		Quoted Prices in	Other	Significant
		Active Markets for	Observable	Unobservable
	Carrying	Identical Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)
(Dollars in thousands)

Other real estate owned	$5,265	-	-	5,265
Impaired Loans:
Commercial real estate	7,457	-	-	7,457
Real estate mortgage - 1 to 4 family:
First mortgages	1,732	-	-	1,732

Carrying amounts and estimated fair values of financial instruments
In accordance with ASC 825, the carrying amounts and estimated fair values of financial instruments, at December 31, 2012 and 2011 are as follows:

(dollars in thousands)		Fair Value Measurements at
	Carrying	December 31, 2012 Using:
	Value	Level 1	Level 2	Level 3	Total
Financial assets:
Cash and cash equivalents	$544,016	544,016	-	-	544,016
Securities available for sale	912,092	10	912,082	-	912,092
Held to maturity securities	143,426	-	151,126	-	151,126
Federal Reserve Bank and Federal Home Loan Bank stock	9,632	N/A	N/A	N/A	N/A
Net loans	2,636,806	-	-	2,771,705	2,771,705
Accrued interest receivable	11,752	-	4,114	7,638	11,752
Financial liabilities:
Demand deposits	300,544	300,544	-	-	300,544
Interest bearing deposits	3,503,649	2,426,170	1,079,663	-	3,505,833
Short-term borrowings	159,846	-	159,846	-	159,846
Accrued interest payable	449	103	346	-	449

	As of
(dollars in thousands)	December 31, 2011
	Carrying	Fair
	Value	Value
Financial assets:
Cash and cash equivalents	$532,943	532,943
Securities available for sale	908,718	908,718
Held to maturity securities	216,288	224,440
Federal Reserve Bank and Federal Home Loan Bank stock	9,004	N/A
Loans	2,472,586	2,590,803
Accrued interest receivable	13,952	13,952
Financial liabilities:
Demand deposits	267,776	267,776
Interest bearing deposits	3,468,197	3,474,558
Short-term borrowings	147,563	147,563
Accrued interest payable	762	762